DEPOSITS FOR NON-CURRENT ASSETS - Schedule of Deposits for Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Deposits for purchases of property, plant and equipment	¥ 4,646	$ 654	¥ 8,932
Deposits	¥ 4,646	$ 654	¥ 8,932